Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 30, 2012	Sep. 23, 2012	Jun. 24, 2012	Mar. 25, 2012	Dec. 30, 2012
Income Statement [Abstract]
Net revenues	$ 200,178	$ 168,813	$ 177,604	$ 144,194	$ 690,789
Cost of revenues	121,541	100,153	107,080	91,173	419,947
Gross profit	78,637	68,660	70,524	53,021	270,842
Selling, general and administrative expenses	61,385	56,881	65,220	65,603	249,089
Research and development	3,591	4,335	4,020	4,454	16,400
Restructuring expenses	1,326	4,112	21,266	1,718	28,422
Goodwill impairment	38,278	0	64,437	0	102,715
Litigation settlement	295	0	0	0	295
Acquisition costs	205	17	96	14	332
Other (income) expense	(4,652)	0	0	745	(3,907)
Other operating income	2,043	0	0	0	2,043
Operating (loss) income	(19,748)	3,315	(84,515)	(19,513)	(120,461)
Interest income	466	396	395	500	1,757
Interest expense	2,105	4,668	1,939	1,935	10,647
Other gain (loss), net	(1,760)	325	(146)	(150)	(1,731)
Loss from continuing operations before income taxes	(23,147)	(632)	(86,205)	(21,098)	(131,082)
Income taxes expense (benefit)	8,288	3,648	5,624	(10,196)	7,364
Net loss from continuing operations	(31,435)	(4,280)	(91,829)	(10,902)	(138,446)
Loss from discontinued operations, net of tax expense (benefit) of $133, $117, $77, ($80) and $247	(4,129)	(1,105)	(2,357)	(368)	(7,959)
Net loss	(35,564)	(5,385)	(94,186)	(11,270)	(146,405)
Less: loss attributable to non-controlling interests	(174)	(51)	(25)	(279)	(529)
Net loss attributable to Checkpoint Systems, Inc.	$ (35,390)	$ (5,334)	$ (94,161)	$ (10,991)	$ (145,876)
Basic loss attributable to Checkpoint Systems, Inc. per share:
Loss from continuing operations (in dollars per share)	$ (0.76)	$ (0.10)	$ (2.24)	$ (0.26)	$ (3.36)
Loss from discontinued operations, net of tax (in dollars per share)	$ (0.10)	$ (0.03)	$ (0.06)	$ (0.01)	$ (0.20)
Basic loss attributable to Checkpoint Systems, Inc. per share	$ (0.86)	$ (0.13)	$ (2.30)	$ (0.27)	$ (3.56)
Diluted loss attributable to Checkpoint Systems, Inc. per share:
Loss from continuing operations (in dollars per share)	$ (0.76)	$ (0.10)	$ (2.24)	$ (0.26)	$ (3.36)
Loss from discontinued operations, net of tax (in dollars per share)	$ (0.10)	$ (0.03)	$ (0.06)	$ (0.01)	$ (0.20)
Diluted loss attributable to Checkpoint Systems, Inc. per share	$ (0.86)	$ (0.13)	$ (2.30)	$ (0.27)	$ (3.56)